Note 8 - Derivative Liabilities (Details Textual) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 10, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	May 12, 2019	Jun. 28, 2018	Jun. 22, 2017	Feb. 20, 2017
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Stock Issued During Period, Shares, Warrants Exercised						0
Gain (Loss) on Sale of Derivatives		$ 0	$ 0	$ 1,158,197	$ (0)	$ 1,158,197	$ 0
Extinguishment of Derivative Liabilities for Warrants [Member]
Stockholders' Equity, Period Increase (Decrease)						$ 49,278
Derivative Warrant Liability [Member]
Derivative Liability									$ 1,628,113	$ 1,628,113
Fair Value Adjustment of Derivatives			$ 0				$ 1,000,000	$ 108,944
Series F Warrant [Member]
Class of Warrants and Rights, Required Cash Purchase Price (in dollars per share)									$ 288.00			$ 288.00
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 1,200.00
Series G Warrant [Member]
Class of Warrants and Rights, Required Cash Purchase Price (in dollars per share)									176.00		$ 176.00
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1,120.00
Class of Warrant or Right, Exercised	4,252
Stock Issued During Period, Shares, Warrants Exercised	426
Series H Warrant [Member]
Class of Warrants and Rights, Required Cash Purchase Price (in dollars per share)									$ 85.28	$ 85.28
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 640.00
Class of Warrant or Right, Exercised	5,385
Stock Issued During Period, Shares, Warrants Exercised	1,078